The Royce Funds

745 Fifth Avenue
New York, NY 10151
(212) 508-4500
(800) 221-4268

March 4, 2019

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Larry Greene, Division of Investment Management

Re:	The Royce Fund (the “Trust”)
File No. 811-03599

Dear Mr. Greene:

Enclosed herewith for filing with the Securities and Exchange Commission (the “Commission”) is the Trust’s Registration Statement on Form N-14 (the “N-14”). The N-14 provides information relating to the proposed reorganizations of:

•	Royce Small-Cap Leaders Fund into Royce Pennsylvania Mutual Fund (the “Small-Cap Leaders Reorganization”);
•	Royce Small/Mid-Cap Premier Fund into Royce Pennsylvania Mutual Fund (the “Small/Mid-Cap Premier Reorganization”);
•	Royce Low-Priced Stock Fund into Royce Micro-Cap Fund (the “Low-Priced Stock Reorganization”); and
•	Royce Micro-Cap Opportunity Fund into Royce Opportunity Fund (the “Micro-Cap Opportunity Reorganization”).

The N-14 contains three separate preliminary prospectuses/proxy statements. The Small-Cap Leaders Reorganization and the Small/Mid-Cap Premier Reorganization are addressed in the first preliminary prospectus/joint proxy statement included as part of the N-14. The Low-Priced Stock Reorganization is addressed in the second preliminary prospectus/proxy statement included as part of the N-14. The Micro-Cap Opportunity Reorganization is addressed in the third preliminary prospectus/proxy statement included as part of the N-14. The preliminary statement of additional information included as part of the N-14 addresses all four reorganization transactions.

Each reorganization is a separate transaction. Shareholder approval of one reorganization transaction is not contingent upon, and will not affect, shareholder approval of any other reorganization transaction. Likewise, completion of one reorganization transaction is not contingent upon, and will not affect, completion of any other reorganization transaction.

It is proposed that this filing will become effective on April 3, 2019 pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”). The Trust expects to include the required record date information in a subsequent filing made on or about April 2, 2019 pursuant to Rule 497 under the 1933 Act.

If you have any questions or comments with respect to the N-14, please contact the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen
John E. Denneen
Secretary

Encs.